Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2011
Schroder Absolute Return EMD and Currency Fund (First Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARNX
Schroder Absolute Return EMD and Currency Fund (Second Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARVX